Income Taxes (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	1,747		18,095		2,990	3,842
Effect of different tax rates in other jurisdictions	1,544		(5,456)		13,676	42,800
Effect of income not chargeable for tax purpose	(6)		(661)		(21)	(70,292)
Effect of expenses not deductible for tax purpose	19		12		818	56,740
Tax effect of unused tax losses not recognized	40		0		0	16
Tax effect of tax losses utilized	0		(593)		0	0
Over provision in previous years	0		(7,663)		(652)	0
Income Tax Expense (Benefit)	3,344	13,379	3,734	6,777	16,811	33,106